Expense Example {- Fidelity® Environment and Alternative Energy Fund} - 02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-01 - Fidelity® Environment and Alternative Energy Fund - Fidelity Environment and Alternative Energy Fund-Default
Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 87
3 years	271
5 years	471
10 years	$ 1,049